UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04020

Morgan Stanley California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2007

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Income Fund

Portfolio of Investments - March 31, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	California Tax-Exempt Municipal Bonds (102.80%)
	General Obligation (9.6%)
	California,
$5,000	Ser 1990	7.00%		08/01/08	$5,216,500
2,000	Veterans Ser AT	9.50		02/01/10	2,299,220
535	Various Purpose Dtd 04/01/93 (FSA)	5.50		04/01/19	539,900
5,000	Various Purpose Dtd 04/01/02	6.00		04/01/19	5,901,300
3,210	Ser 1996 (Ambac)	5.25		06/01/21	3,234,332
5,000	Various Purpose Dtd 12/01/05	5.00		03/01/27	5,270,100
3,000	Huntington Beach Union High School District, Ser 2004 (FSA)	5.00		08/01/27	3,185,820
5,000	Los Angeles, Ser 2004 A (MBIA)	5.00		09/01/24	5,318,450
5,000	San Francisco City & County, Laguna Honda Hospital Ser 2005 l (FSA) #	5.00		06/15/30	5,391,440
	Puerto Rico,
8,000	Public Impr Ser 1999	4.75		07/01/23	8,079,840
3,000	Public Impr Ser 1999 (Secondary MBIA)	4.875		07/01/23	3,062,730
44,745					47,499,632

	Educational Facilities Revenue (8.0%)
	California Educational Facilities Authority,
2,000	California College of Arts Ser 2005	5.00		06/01/35	2,061,400
3,000	Mills College Ser 2005 A	5.00		09/01/29	3,140,460
2,000	Pitzer College Ser 2005 A	5.00		04/01/35	2,076,100
2,000	University of Redlands Ser 2005 A	5.00		10/01/35	2,082,920
5,000	University of San Diego Ser 1998 (Ambac)	5.00		10/01/22	5,130,400
2,000	California Infrastructure & Economic Development Bank, California Science Center Foundation Phase II Ser 2006 B (FGIC)	5.00		05/01/31	2,115,880
1,000	California Municipal Finance Authority, American Heritage Educational Foundation Ser 2006 A	5.25		06/01/26	1,054,620
2,000	San Diego County, Burnham Institute for Medical Research Ser 2006 COPs	5.00		09/01/34	2,077,320
	University of California,
10,400	Ser 2007 J (FSA) #	4.50		05/15/31	10,389,756
9,600	Ser 2007 J (FSA) #	4.50		05/15/35	9,590,544
39,000					39,719,400

	Electric Revenue (6.8%)
20,000	Los Angeles Department of Water & Power, 2001 Ser A (FSA)	5.25		07/01/22	21,095,600
	Southern California Public Power Authority,
3,500	Mead-Adelanto 1994 Ser A (Ambac)	6.44	+++	07/01/15	4,176,655
2,500	Mead-Phoenix 1994 Ser A (Ambac)	6.44	+++	07/01/15	2,983,325
2,750	Transmission Refg Ser 2002 A (FSA)	5.25		07/01/18	2,953,665
2,000	Puerto Rico Electric Power Authority, Power Ser II (MBIA)	5.375		07/01/19	2,171,480
30,750					33,380,725

	Hospital Revenue (16.1%)
8,000	Antelope Valley Healthcare District, Refg Ser 1997 A (FSA)	5.20		01/01/20	8,241,360
	California Health Facilities Financing Authority,
4,000	Cedars-Sinai Medical Center Ser 2005	5.00		11/15/27	4,166,120
5,000	Cedars-Sinai Medical Center Ser 2005	5.00		11/15/34	5,185,850
2,000	Kaiser Permanente Ser 2006 A	5.25		04/01/39	2,109,280
2,500	Sutter/CHS Ser 1996 A (MBIA)	5.875		08/15/16	2,554,125
	California Infrastructure & Economic Development Bank,
5,000	Kaiser Hospital Ser 2001 A	5.55		08/01/31	5,291,100

	California Statewide Communities Development Authority,
5,000	Adventist Healthwest 2005 Ser A	5.00		03/01/30	5,169,850
1,440	Cedars-Sinai Medical Center Ser 1992 COPs	6.50		08/01/12	1,526,544
3,000	Daughters of Charity Health Ser 2005 A	5.25		07/01/30	3,137,670
1,630	Huntington Memorial Hospital Ser 2005	5.00		07/01/27	1,706,154
14,000	Duarte, City of Hope National Medical Center Ser 1999 A COPs	5.25		04/01/19	14,430,220
5,000	Loma Linda, Loma Linda University Medical Center Ser 2005 A	5.00		12/01/20	5,186,600
7,500	Madera County, Valley Children’s Hospital Ser 1995 COPs (MBIA)	6.50		03/15/15	8,581,800
4,000	Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical Center Ser 1997 A COPs (MBIA)	5.25		07/01/17	4,094,200
7,890	University California, UCLA Medical Center Ser 2004 A (Ambac)	5.00		05/15/39	8,195,422
75,960					79,576,295

	Industrial Development/Pollution Control Revenue (1.1%)
5,000	California Pollution Control Financing Authority, San Diego Gas & Electric Co 1996 Ser A	5.90		06/01/14	5,503,300

	Mortgage Revenue - Multi-Family (0.4%)
2,000	Independent Cities Lease Financing Authority, San Juan Mobile Estates Ser 2006 A	5.125		05/15/41	2,061,620

	Public Facilities Revenue (4.4%)
4,000	Anaheim Public Financing Authority, 1997 Ser C (FSA)	6.00		09/01/16	4,631,080
	California Public Works Board,
2,000	Butterfield State Office 2005 Ser A	5.25		06/01/30	2,130,320
10,000	Department of Corrections Refg 1993 Ser A (Ambac)	5.00		12/01/19	10,866,400
5,000	Puerto Rico Public Buildings Authority, 2002 Ser D (Ambac)	0.00	††	07/01/31	4,219,600
21,000					21,847,400

	Tax Allocation Revenue (5.8%)
1,500	Fontana Public Finance Authority, Ser 2003 A (Ambac)	5.375		09/01/25	1,604,775
20,000	Long Beach Financing Authority, Ser 1992 (Ambac)	6.00		11/01/17	22,822,400
4,000	Rancho Mirage Redevelopment Agency, Ser 2003 A (MBIA)	5.00		04/01/33	4,156,400
25,500					28,583,575

	Tobacco Revenue (6.3%)
	California County Tobacco Securitization Agency,
5,000	Los Angeles County Securitization Corporation Ser 2006	0.00	††	06/01/28	4,354,600
3,000	Sonoma County Securitization Corporation Ser 2005	5.125		06/01/38	3,000,960
	Golden State Tobacco Securitization Corporation,
4,000	Asset Backed Ser 2007 A-1 #	5.125		06/01/47	3,972,060
10,000	Asset Backed Ser 2007 A-1 #	5.75		06/01/47	10,636,550
	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation
4,000	Ser 2006 A-1	5.00		06/01/37	3,923,960
5,000	Ser 2005 A-1	5.50		06/01/45	5,142,300
31,000					31,030,430

	Transportation Facilities Revenue (16.3%)
10,000	Alameda Corridor Transportation Authority, Sr Lien Ser 1999A (MBIA)	5.25		10/01/21	10,469,500
4,000	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge 2001 Ser D	5.00		04/01/18	4,194,080
	Foothill/Eastern Transportation Corridor Agency,
5,000	Toll Road Ser 1999 (MBIA)	5.125		01/15/19	5,231,500
14,000	Toll Road Ser 1999	0.00	††	01/15/23	13,106,240
	Port of Oakland,
5,200	Ser 2002 M (FGIC)	5.25		11/01/19	5,607,316
2,000	Ser 2002 M (FGIC)	5.25		11/01/20	2,152,480
5,000	San Francisco Airports Commission, San Francisco Int’l Airport Second Ser Refg Issue 27B (FGIC)	5.125		05/01/26	5,222,800

9,500	San Francisco Bay Area Rapid Transit District, Sales Tax Ser 1998 (Ambac)	4.75	07/01/23		9,666,725
	San Joaquin Hills Transportation Corridor Agency,
6,000	Toll Road Refg Ser 1997 A (MBIA)	0.00	01/15/15		4,420,380
10,000	Toll Road Senior Lien Ser 1993	5.00	01/01/33		9,999,300
10,000	San Jose, Airport Ser 2001 A (FGIC)	5.00	03/01/25		10,399,600
80,700					80,469,921

	Water & Sewer Revenue (20.6%)
20,000	California Department of Water Resources, Center Valley Ser Y (FGIC)	5.00	12/01/25		21,116,400
4,000	Corona Public Financing Authority, Water Ser 1998 (FGIC)	4.75	09/01/23		4,094,880
10,000	East Bay Municipal Utility District, Water Ser 2001(MBIA)	5.00	06/01/26		10,386,200
8,000	Eastern Municipal Water District, Water & Sewer Refg Ser 1998 A COPs (FGIC)	4.75	07/01/23		8,121,040

	Los Angeles Department of Water & Power,
5,000	Water 2001 Ser A	5.125	07/01/41		5,156,850
5,000	Water 2003 Ser A (FGIC)	5.00	07/01/43		5,220,000
20,000	Los Angeles Wastewater Refg Ser 2003 B (FSA)	5.00	06/01/22		21,138,800
5,000	San Diego County Water Authority, Ser 2004 A COPs (FSA)	5.00	05/01/29		5,269,900
10,000	San Diego Public Facilities Authority, Sewer Ser 1993 A	5.25	05/15/20		10,007,000
5,650	San Francisco Public Utilities Commission, Water 2002 Ser A (MBIA)	5.00	11/01/20		6,021,826
5,000	West Basin Municipal Water District, Refg Ser 2003 A COPs (MBIA)	5.00	08/01/30		5,218,800
97,650					101,751,696
	Other Revenue (3.0%)
10,000	California Economic Recovery, Ser 2004 A	5.00	07/01/16		10,538,900
	Golden State Tobacco Securitization Corporation,
1,000	Enhanced Asset Backed Ser 2005 A (Ambac)	5.00	06/01/21		1,044,050
3,000	Enhanced Asset Backed Ser 2005 A	5.00	06/01/45		3,100,380
14,000					14,683,330
	Refunded (4.4%)
10,000	California Department of Water Resources, Power Supply Ser 2002 A	5.375	05/01/12	†	10,918,400
10,000	Sacramento Financing Authority, Water & Capital Improvement Ser 2001 A (Ambac)	5.00	06/01/11	†	10,543,300
2,000					21,461,400

487,305	Total California Tax-Exempt Municipal Bonds (Cost $480,000,451)				507,568,724

	Short-Term California Tax-Exempt Municipal Obligations (1.7%)
4,700	Adelanto Public Utility Authority, Ser 2005 A (Ambac) (Demand 04/07/07)	3.69*	11/01/34		4,700,000
3,900	California Infrastructure & Economic Development Bank, San Francisco Ballet Association Ser 2006 (FGIC) (Demand 04/02/07)	3.68*	07/01/36		3,900,000

8,600	Total Short-Term California Tax-Exempt Municipal Obligations (Cost $8,600,000)				8,600,000

495,905	Total Investments (Cost $488,600,451)				516,168,724

	Floating Rate Note Obligations Related to Securities Held (-5.8%)
(28,500)	Notes with interest rates ranging from 3.64 to 3.68 at March 31, 2007% and contractual maturities of collateral ranging from 06/15/30 to 06/01/47 # #(b) (Cost $(28,500,000))				(28,500,000)

$467,405	Total Net Investments (Cost $460,100,451) (a) (b)		98.7%		487,668,724

	Other Assets in Excess of Liabilities		1.3		6,189,296

	Net Assets		100.0%		$493,858,020

COPs	Certificates of Participation.
*	Current coupon of variable rate demand obligation.
†	Prerefunded to call date shown.
††	Security is a “step-up” bond where the coupon increases on a predetermined date.
+++

Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $7,159,980 which represents 1.4% of net assets.

#	Underlying securities related to inverse floaters entered into by the Fund.
##	Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at March 31, 2007.
(a)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $27,685,134 and the aggregate gross unrealized depreciation is $116,861, resulting in net unrealized appreciation of $27,568,273.

(b)

Floating Rate Note Obligations Related to Securities Held – The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The Notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At March 31, 2007, Fund investments with a value of $39,980,350 are held by the Dealer Trusts and serve as collateral for the $28,500,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at March 31, 2007 are presented in the “Portfolio of Investments”.

Bond Insurance:
Ambac FGIC FSA MBIA	Ambac Assurance Corporation.
Financial Guaranty Insurance Company.
Financial Security Assurance Inc.
Municipal Bond Investors Assurance Corporation.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s (“SEC”) rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The Fund’s principal executive officer and principal financial officer have also concluded that the Fund’s disclosure controls and procedures designed to ensure that information required to be disclosed by the Fund in this Form N-Q is accumulated and communicated to the Fund’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Fund has determined that as of and prior to December 31, 2006, the Fund’s fiscal year-end, the Fund had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.”  Since December 31, 2006, and prior to the issuance of the Fund’s quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls’ effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Fund. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Fund’s shares or the Fund’s total return for any period as a result of the changes in financial reporting of such investments.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the  fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting. However, as discussed above, subsequent to December 31, 2006, the Fund’s internal control over financial reporting was revised.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007